Segmented Information	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Segmented Information [Abstract]
Segmented Information
12.	Segmented Information
As of July 31, 2025, the Company has one operating segment, being the research and development of novel psychedelic medicine, which takes place primarily in Israel.
15.	Segmented Information
As of October 31, 2024, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel.